Property Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant and Equipment Net [Abstract]
Schedule of property plant and equipment, net

	Machinery and equipment	Computers	Office furniture and equipment	Leasehold improvements	Printers leased to clients	Total
	Thousands USD	Thousands USD	Thousands USD	Thousands USD	Thousands USD	Thousands USD
Cost
As of January 1, 2018	3,427	416	151	1,676	301	5,971
Additions	1,551	61	7	43	90	1,752
Disposals	(846)	(6)	-	-	(192)	(1,044)
As of December 31, 2018	4,132	471	158	1,719	199	6,679

Additions	770	5	32	26	-	833
Disposals	(306)	-	(3)	-	(87)	(396)
Designation change	112				(112)	-
As of December 31, 2019	4,708	476	187	1,745	0	7,116

Depreciation accrued
As of January 1, 2018	404	256	23	76	40	799
Additions	855	112	14	162	43	1,186
Disposals	(467)	(3)	-	-	(36)	(506)
As of December 31, 2018	792	365	37	238	47	1,479

Additions	799	65	17	166	13	1,060
Disposals	(133)	-	(1)	-	(32)	(166)
Designation change	28	-	-	-	(28)	-
As of December 31, 2019	1,486	430	53	404	0	2,373

Carrying amount
As of December 31, 2019	3,222	46	134	1,341	-	4,743
As of December 31, 2018	3,340	106	121	1,481	152	5,200